INVESTMENTS IN EQUITY SECURITIES (Narrative) (Details) - NorAm Drilling - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Available-for-sale [Line Items]
Investment owned, balance (in shares)	1.3	1.3
Equity securities, unrealized gain (loss)	$ (0.2)	$ (0.8)
Foreign exchange loss	$ 0.2	$ 0.6